Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Managed Volatility Conservative Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,761	$ 12,194	$ 11,286	$ 13,395	$ 13,017	$ 12,014	$ 10,709	$ 10,992	$ 10,189	$ 9,887	$ 10,000
Variable Portfolio – Managed Volatility Conservative Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 12,571	12,051	11,172	13,299	12,958	11,985	10,709	10,992	10,189	9,887	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000® Index, 6% MSCI EAFE Index (Net)
Account Value	$ 13,776	$ 13,199	$ 12,107	$ 14,043	$ 13,668	$ 12,438	$ 11,050	$ 11,210	$ 10,468	$ 10,062	$ 10,000